Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Liabilities
Deferred finance charges	$ 15,340	$ 14,112
Carrying Value
Assets
Cash and cash equivalents	21,946	25,553
Liabilities
Current portion of long-term debt	26,119	21,234
Long-term debt	714,673	432,374
Level 1 | Fair Value
Assets
Cash and cash equivalents	21,946	25,553
Level 2 | Fair Value
Liabilities
Current portion of long-term debt	26,119	21,234
Long-term debt	$ 715,151	$ 429,037